Declaration of Distributions - Additional Information (Detail) - $ / shares	Oct. 25, 2024	Sep. 27, 2024	Feb. 28, 2024	Jan. 26, 2024
Class A Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day declared		$ 0.0508	$ 0.0508
Class A Common stock | 2024 Dividends
Dividend Declared [Line Items]
Cash distribution record date end		Oct. 31, 2024
Class A Common stock | 2024 Dividends
Dividend Declared [Line Items]
Cash distribution record date end			Mar. 31, 2024	Feb. 29, 2024
Class A Common stock | Subsequent Event
Dividend Declared [Line Items]
Common stock per share outstanding per day declared	$ 0.0492
Class A Common stock | Subsequent Event | 2024 Dividends
Dividend Declared [Line Items]
Cash distribution record date end	Nov. 30, 2024
Class T Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day declared		$ 0.0508	$ 0.0508	$ 0.0475
Class T Common stock | 2024 Dividends
Dividend Declared [Line Items]
Cash distribution record date end		Oct. 31, 2024
Class T Common stock | 2024 Dividends
Dividend Declared [Line Items]
Cash distribution record date end			Mar. 31, 2024	Feb. 29, 2024
Class T Common stock | Subsequent Event
Dividend Declared [Line Items]
Common stock per share outstanding per day declared	$ 0.0492
Class T Common stock | Subsequent Event | 2024 Dividends
Dividend Declared [Line Items]
Cash distribution record date end	Nov. 30, 2024